Variable Interest Entities -- Conduit Facilities (Details) - Consumer Loan Securitizations - Consolidated VIEs - USD ($)		1 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Feb. 28, 2018	Jan. 30, 2018	Feb. 24, 2017	Mar. 31, 2016	Feb. 24, 2016	Feb. 16, 2016	Jan. 21, 2016	Jan. 15, 2016
Springleaf Funding Trust 2013 VFN1
Debt Instrument [Line Items]
Securitization transaction outstanding						$ 298,000,000				$ 298,000,000
Springleaf Funding Trust 2013 VFN1 | As Reported
Debt Instrument [Line Items]
Securitization transactions, maximum principal balance									$ 350,000,000
Springleaf Funding Trust 2013 VFN1 | Scenario, Adjustment
Debt Instrument [Line Items]
Securitization transactions, maximum principal balance									850,000,000
Springleaf Funding Trust 2013 VFN1 | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term				36 months
Mill River 2015 VFN1
Debt Instrument [Line Items]
Amount paid under securitization										$ 300,000,000
Mill River 2015 VFN1 | As Reported
Debt Instrument [Line Items]
Securitization transaction outstanding						100,000,000
Securitization transactions, maximum principal balance									400,000,000
Mill River 2015 VFN1 | Scenario, Adjustment
Debt Instrument [Line Items]
Securitization transactions, maximum principal balance									$ 100,000,000
Sumner Brook Funding Trust 2013 VFN1
Debt Instrument [Line Items]
Securitization transaction outstanding						0
Amount paid under securitization								$ 100,000,000
Midbrook Funding Trust 2013 VFN1
Debt Instrument [Line Items]
Securitization transaction outstanding						0
Midbrook Funding Trust 2013 VFN1 | As Reported | Personal loans
Debt Instrument [Line Items]
Securitization transactions, maximum principal balance							$ 300,000,000
Midbrook Funding Trust 2013 VFN1 | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term			36 months
Midbrook Funding Trust 2013 VFN1 | Scenario, Forecast [Member] | Personal loans
Debt Instrument [Line Items]
Securitization transactions, maximum principal balance					$ 250,000,000
Whitford Brook 2014-VFN1 Securitization
Debt Instrument [Line Items]
Securitization transaction outstanding						200,000,000
Whitford Brook 2014-VFN1 Securitization | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term		12 months
First Avenue Funding LLC 2015
Debt Instrument [Line Items]
Securitization transaction outstanding						$ 250,000,000
First Avenue Funding LLC 2015 | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Principal amount, reduce to cash payments, due and payable, term	12 months